SUBSIDIARY PUBLIC ISSUERS - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	$ 4,610	$ 4,183
Long-term assets	71,518	59,928
Current liabilities	8,038	4,943
Long-term liabilities	38,111	32,882
Equity	29,979	26,286	$ 23,996	$ 21,767
Non-controlling interest
Disclosure of subsidiaries [line items]
Equity	25,256	21,430
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	18,863	14,755
Equity	18,863	14,755	12,303	11,100
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,684	2,892
Equity	2,684	2,892	2,894	2,721
BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,479	2,561
Equity	2,479	2,561	2,562	2,408
Preferred equity
Disclosure of subsidiaries [line items]
Non-controlling interests	583	571
Equity	583	571	613	609
Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Non-controlling interests	592	592
Equity	592	592	$ 592	$ 0
Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	760	760
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	65	61
Long-term assets	4,735	4,860
Current liabilities	72	60
Long-term liabilities	0	0
Brookfield Renewable | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Brookfield Renewable | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Brookfield Renewable | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Brookfield Renewable | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Brookfield Renewable | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
Brookfield Renewable | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	760	761
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	400	391
Long-term assets	246	241
Current liabilities	8	7
Long-term liabilities	0	0
BRP Equity | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
BRP Equity | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
BRP Equity | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Equity	583	571
BRP Equity | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
BRP Equity | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Canadian Finco
Disclosure of subsidiaries [line items]
Current assets	2,695	2,336
Long-term assets	2	3
Current liabilities	32	30
Long-term liabilities	2,650	2,299
Canadian Finco | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Canadian Finco | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Canadian Finco | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Canadian Finco | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Canadian Finco | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
Canadian Finco | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Current assets	790	834
Long-term assets	44,239	33,830
Current liabilities	8,406	7,877
Long-term liabilities	56	16
Subsidiary Credit Supporters | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Subsidiary Credit Supporters | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,684	2,892
Subsidiary Credit Supporters | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Subsidiary Credit Supporters | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Subsidiary Credit Supporters | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	592	592
Subsidiary Credit Supporters | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	765	765
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	4,611	4,172
Long-term assets	71,435	59,860
Current liabilities	7,658	4,455
Long-term liabilities	35,405	30,567
Other Subsidiaries | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	18,863	14,755
Other Subsidiaries | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Other Subsidiaries | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,479	2,561
Other Subsidiaries | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Other Subsidiaries | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
Other Subsidiaries | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(3,951)	(3,611)
Long-term assets	(49,139)	(38,866)
Current liabilities	(8,138)	(7,486)
Long-term liabilities	0	0
Consolidating adjustments | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Consolidating adjustments | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Consolidating adjustments | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Consolidating adjustments | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	$ (765)	$ (766)